Average Annual Total Returns - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund	Dec. 30, 2023
Fidelity Disciplined Equity Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(27.97%)
Past 5 years	7.29%
Past 10 years	10.95%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%